Document and Entity Information - $ / shares	6 Months Ended
	Jun. 30, 2022	Jul. 31, 2022
Registrant CIK	0000038723
Fiscal Year End	--12-31
Document Type	10-Q
Document Quarterly Report	true
Document Period End Date	Jun. 30, 2022
Document Transition Report	false
Entity File Number	2-27985
Entity Registrant Name	1st FRANKLIN FINANCIAL CORP
Entity Incorporation, State or Country Code	GA
Entity Tax Identification Number	58-0521233
Entity Address, Address Line One	135 East Tugalo Street
Entity Address, Address Line Two	Post Office Box 880
Entity Address, City or Town	Toccoa
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30577
City Area Code	706
Local Phone Number	886-7571
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Voting Common Stock
Entity Listing, Par Value Per Share	$ 100
Entity Common Stock, Shares Outstanding		1,700
Nonvoting Common Stock
Entity Listing, Par Value Per Share	$ 0
Entity Common Stock, Shares Outstanding		168,300